Mortgage-Backed Securities Available for Sale (Tables)	12 Months Ended
Sep. 30, 2012
Mortgage-Backed Securities Available for Sale [Abstract]
Summary of mortgage-backed securities available for sale

	September 30, 2012
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
Pass-through certificates guaranteed by GNMA – fixed rate	$78	3	0	81
Pass-through certificates guaranteed by FNMA – adjustable rate	143	9	0	152
FHLMC participation certificates:
Fixed rate	176	14	0	190
Adjustable rate	123	8	0	131

Total	$520	34	0	554

	September 30, 2011
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
Pass-through certificates guaranteed by GNMA – fixed rate	$86	3	0	89
Pass-through certificates guaranteed by FNMA – adjustable rate	174	6	0	180
FHLMC participation certificates:
Fixed rate	268	25	0	293
Adjustable rate	146	7	0	153

Total	$674	41	0	715

Scheduled maturities of mortgage-backed securities available for sale

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Due from five to ten years	$176	14	0	190
Due after ten years	344	20	0	364

Total	$520	34	0	554

Principal balances of mortgage-backed securities available for sale

	September 30, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Customer deposit accounts	$393	26	0	419

	September 30, 2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Customer deposit accounts	$494	29	0	523